Interests in equity-accounted investees - Summary of details information of joint venture (Details) - USD ($)		12 Months Ended
	Jul. 20, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Non-current assets		$ 160,510,113	$ 70,320,914
Cash and cash equivalents		45,706,448	146,660,195	$ 35,288,952	$ 14,489,880
Current assets		93,660,406	241,810,317
Non-current liabilities		(4,529,233)	(11,473,256)
Other payables, accruals and contract liabilities		(1,233,590)	(5,479,766)
Net assets (100%)		210,157,272	243,462,860	(400,894,913)	$ 31,007,007
Interest income		3,923,279	471,878	201
Income tax expense		(269,359)	(244,816)	2,568,522
Total comprehensive income for the year		$ (62,981,709)	$ (195,296,319)	$ (173,756,730)
Insighta
Disclosure of associates [line items]
Percentage of shareholding of an equity accounted investee (%)	50.00%	50.00%
Insighta
Disclosure of associates [line items]
Non-current assets		$ 132,725,811
Cash and cash equivalents		79,108,498
Current assets		79,310,442
Non-current liabilities		(15,192,930)
Other payables, accruals and contract liabilities		(200,052)
Amount due to a related company		(925,631)
Net assets (100%)		195,717,640
Other income		580,440
Interest income		927,019
Depreciation and amortization		(2,141,759)
Other expenses		(1,054,858)
Income tax expense		349,018
Loss and total comprehensive income (100%)		(1,340,140)
Insighta
Disclosure of associates [line items]
Net assets (100%)		97,858,820
Total comprehensive income for the year		(670,070)
Dividends received by the Group		$ 0